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                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Active Assets Government Securities Trust
     File No. 811-3165

Dear Sir or Madam:

We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on August 28, 2002. The Prospectus contains the audited financial statements of Active Assets Government Securities Trust for the fiscal year ended June 30, 2002. The Annual Report is hereby incorporated by reference.


                                                         Very truly yours,
                                                     /s/ A. Thomas Smith
                                                         ---------------
                                                         A. Thomas Smith
                                                         Vice President





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